Business Combinations (Schedule Of Unaudited Pro Forma Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Business Combinations [Abstract]
Revenue	$ 10,028	$ 9,207
Net income (loss)	$ 243	$ 18
Basic	$ 0.02	$ 0.00
Diluted	$ 0.02	$ 0.00